STOCKHOLDERS’ EQUITY	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9: STOCKHOLDERS’ EQUITY

At December 31, 2021, the total number of shares of all classes of stock that the Company shall have the authority to issue is 500,001,000 shares consisting of 500,000,000 shares of Common Stock, $0.01 par value per share, of which 81,656,033 are issued and 81,627,663 are outstanding, and 1,000 shares of preferred stock, par value $0.01 per share of which 1,000 shares have been designated as Series A Super Voting Preferred of which 1,000 are issued and outstanding.

On August 27, 2019, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 100,000,000 shares from 25,000,000 shares. On September 4, 2019, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 25,000,000 shares to 100,000,000 shares.

On June 10, 2020, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 250,000,000 shares from 100,000,000 shares. On July 14, 2020, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 100,000,000 shares to 250,000,000 shares.

On August 3, 2020, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 500,000,000 shares from 250,000,000 shares. On August 4, 2020, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 250,000,000 shares to 500,000,000 shares.

Common Stock

Stock Based Compensation – Common Stock Grants

During the six months ended December 31, 2021, the Company recorded $45,869 of stock-based compensation expense related to a November 22, 2021 grant of 500,000 restricted shares of Common Stock to the Company’s Chief Financial Officer and a May 17, 2021 grant of 500,000 restricted shares of Common Stock to the Company’s Chief Operating Officer, both of which vests 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant dates.

During the six months ended December 31, 2020, the Company entered into an exchange agreement (the “Exchange Agreement”) with its Chief Executive Officer, Anshu Bhatnagar (“Holder”), whereby earned and issued warrants to purchase 37,390,452 shares of the Company’s Common Stock (the “Cancelled Warrants”) pursuant to the terms of that certain Transition Agreement (the “Transition Agreement”) and Warrant Agreement (the “Warrant Agreement”) each between the Company and Holder and dated as of January 11, 2019 were forfeited and exchanged for (i) 37,390,452 shares of the Company’s Common Stock (the “Shares”) and (ii) the cancellation and termination of the Transition Agreement and Warrant Agreement. The Cancelled Warrants had an exercise price of $0.50 per share and were not subject to expiration. Such Exchange Agreement is intended to make the Company’s capitalization more attractive to potential investors and to remove the uncertainty associated with any future grants of warrants under the Transition Agreement and Warrant Agreement, although there can be no assurance of any future investments on terms that are attractive to the Company, or at all. Immediately prior to the Company’s entry into the Exchange Agreement, it was determined that 5,650,708 additional warrants (the “Additional Warrants”) to purchase the Company’s Common Stock were due to and issued to the Holder in accordance with the terms and conditions of the Transition Agreement as the Transition Agreement required certain liabilities to be eliminated by the prior management team within six months of the Transition Agreement’s effective date of January 11, 2019. However, the Additional Warrants were immediately cancelled and terminated with the intention of mitigating potential liabilities arising from certain issuances of the Company’s Common Stock below the minimum price of $0.50 per share as stated within the Transition Agreement. The Shares to be issued and sold to the Holder pursuant to the Exchange Agreement were issued in reliance upon the exemption from registration under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. For the year ended June 30, 2021, the Company recorded $153,301 of stock-based compensation expense related to the Exchange Agreement. See Common Stock Warrants section below for further details of the warrants.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 9: STOCKHOLDERS’ EQUITY (continued)

Furthermore, during the six months ended December 31, 2020, the Company recorded $21,474 of stock-based compensation expense related to a June 1, 2019 grant of 231,635 shares of Common Stock to the Company’s former Chief Financial Officer, which vested 25% on the six month, 1 year, 2 year, and 3 year anniversaries of the grant date.

Vendor Services

During the six months ended December 31, 2021, the Company entered into various consulting, public relations, and marketing agreements whereby the Company issued an aggregate of 543,425 restricted shares of its Common Stock for services to be performed during specified periods of time. During the six months ended December 31, 2021, the Company recorded $83,960 of expense.

During the six months ended December 31, 2020, the Company entered into a consulting, public relations, and marketing agreement whereby the Company issued 200,000 restricted shares of its Common Stock for services to be performed during the agreement period of July 15, 2020 through October 15, 2020. During the six months ended December 31, 2020, the Company recorded $6,820 of expense.

Board of Director Services

During the six months ended December 31, 2021, the Company granted an aggregate of 134,316 restricted shares of its Common Stock in accordance with the Board of Directors agreements in place during this period. During the six months ended December 31, 2021, the Company recorded $30,000 of expense. At December 31, 2021, the grant date fair value of the 134,316 granted restricted shares of $30,000 is classified as Common Stock to be issued within the consolidated balance sheets.

During the six months ended December 31, 2020, there were no restricted shares of the Company’s Common Stock granted in accordance with any Board of Directors agreements.

Conversion of Debt Securities

During the six months ended December 31, 2021, $500,000 of convertible notes were converted into 2,500,000 shares of the Company’s Common Stock by an accredited investor, valued at $666,625. During the six months ended December 31, 2020, $288,182 of convertible notes, including fees and interest, were converted into 16,331,766 shares of the Company’s Common Stock by accredited investors, valued at $708,272.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 9: STOCKHOLDERS’ EQUITY (continued)

Reserved Shares

At December 31, 2021, the convertible promissory notes entered into with the accredited investors require the Company to reserve approximately 82,000,000 shares of its Common Stock for potential future conversions under such instruments.

At December 31, 2021, 7,202 shares of the Company’s Common Stock remain subject to be returned to the Company’s treasury for cancellation. Such shares were not sold as part of 8,000 shares of the Company’s Common Stock that was advanced during fiscal year 2014 under an Equity Line of Credit.

Common Stock Warrants

Exchange Agreement – Warrants Exchanged for Common Stock

Refer to the Exchange Agreement, Cancelled Warrants, Transition Agreement and Warrant Agreement discussed in the aforementioned Stock Based Compensation – Common Stock Grants section of Note 9.

Warrant Agreements – Convertible Promissory Note Warrants

Pursuant to a Securities Purchase Agreement between the Company and two accredited investors dated as of April 30, 2021, the Company sold to the Investors and the Investors acquired an aggregate of 14,908,077 warrants to acquire shares of the Company’s Common Stock. The warrants expire four years after issuance and have an exercise price of $0.20 per share, subject to adjustment hereunder. The warrants can also be exercised under a cashless basis as outlined within the Warrant Agreement. The Company attributed an aggregate fair value of $1,879,204 to the warrants, based upon an average value of $0.35 per warrant.

As discussed in Note 7, the Evergreen Agreement, the Company sold to the Investor and the Investor acquired an aggregate of 11,730,000 warrants to acquire shares of the Company’s Common Stock. The warrants expire four years after issuance and have an exercise price of $0.20 per share, subject to adjustment hereunder. The warrants can also be exercised under a cashless basis as outlined within the Warrant Agreement. The Company attributed an aggregate fair value of $1,293,541 to the warrants, based upon an average value of $0.27 per warrant.

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 9: STOCKHOLDERS’ EQUITY (continued)

Fair Value of Warrants

The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the table below. Because Black-Scholes option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and applicable employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following range of assumptions were utilized during the six months ended December 31, 2021:

Expected volatility	618.01%
Weighted-average volatility	618.01%
Expected dividends	0%
Expected term (in years)	4.0
Risk-free rate	0.68%

The following table sets forth Common Stock purchase warrants outstanding at December 31, 2021:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2021	25,718,971	$0.20	$-
Warrants issued	919,106	0.20	-
Warrants forfeited	-	-	-
Outstanding, December 31, 2021	26,638,077	$0.20	$-

Common stock issuable upon exercise of warrants	26,638,077	$0.20	$-

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at December 31, 2021	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2021	Weighted Average Exercise Price
$0.20	26,638,077	3.34	$0.20	26,638,077	$0.20
	26,638,077	3.34	$0.20	26,638,077	$0.20

mPHASE TECHNOLOGIES, INC.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2021 AND 2020

(UNAUDITED)

NOTE 12: STOCKHOLDERS’ EQUITY

At June 30, 2021, the total number of shares of all classes of stock that the Company shall have the authority to issue is 500,001,000 shares consisting of 500,000,000 shares of Common Stock, $0.01 par value per share, of which 78,612,608 shares are issued, 78,584,238 shares are outstanding and 281,734 shares are to be issued, and 1,000 shares of preferred stock, par value $0.01 per share of which 1,000 shares have been designated as Series A Super Voting Preferred, of which 1,000 are issued and outstanding.

On August 27, 2019, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 100,000,000 shares from 25,000,000 shares. On September 4, 2019, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 25,000,000 shares to 100,000,000 shares.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

On June 10, 2020, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 250,000,000 shares from 100,000,000 shares. On July 14, 2020, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 100,000,000 shares to 250,000,000 shares.

On August 3, 2020, the Company’s Board of Directors approved an amendment to the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”) to increase the number of authorized shares of Common Stock of the Company to 500,000,000 shares from 250,000,000 shares. On August 4, 2020, the Company filed a Certificate of Amendment to its Certificate of Incorporation to increase its authorized Common Stock from 250,000,000 shares to 500,000,000 shares.

Common Stock

Private Placements

During the year ended June 30, 2021, the Company did not issue any shares of Common Stock under any private placements with accredited investors.

During the year ended June 30, 2020, the Company received $347,000 of net proceeds from the issuance of 1,129,577 shares of Common Stock in private placements with accredited investors. During the year ended June 30, 2020, the Company issued 11,003 shares of Common Stock valued at $11,250 for finder’s services related to certain of these private placements.

Stock Based Compensation – Common Stock Grants

During the year ended June 30, 2021, the Company entered into an exchange agreement (the “Exchange Agreement”) with its Chief Executive Officer, Anshu Bhatnagar (“Holder”), whereby earned and issued warrants to purchase 37,390,452 shares of the Company’s Common Stock (the “Cancelled Warrants”) pursuant to the terms of that certain Transition Agreement (the “Transition Agreement”) and Warrant Agreement (the “Warrant Agreement”) each between the Company and Holder and dated as of January 11, 2019 were forfeited and exchanged for (i) 37,390,452 shares of the Company’s Common Stock (the “Shares”) and (ii) the cancellation and termination of the Transition Agreement and Warrant Agreement. The Cancelled Warrants had an exercise price of $0.50 per share and were not subject to expiration. Such Exchange Agreement is intended to make the Company’s capitalization more attractive to potential investors and to remove the uncertainty associated with any future grants of warrants under the Transition Agreement and Warrant Agreement, although there can be no assurance of any future investments on terms that are attractive to the Company, or at all. Immediately prior to the Company’s entry into the Exchange Agreement, it was determined that 5,650,708 additional warrants (the “Additional Warrants”) to purchase the Company’s Common Stock were due to and issued to the Holder in accordance with the terms and conditions of the Transition Agreement as the Transition Agreement required certain liabilities to be eliminated by the prior management team within six months of the Transition Agreement’s effective date of January 11, 2019. However, the Additional Warrants were immediately cancelled and terminated with the intention of mitigating potential liabilities arising from certain issuances of the Company’s Common Stock below the minimum price of $0.50 per share as stated within the Transition Agreement. The Shares to be issued and sold to the Holder pursuant to the Exchange Agreement were issued in reliance upon the exemption from registration under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. For the year ended June 30, 2021, the Company recorded $153,301 of stock-based compensation expense related to the Exchange Agreement. See Common Stock Warrants section below for further details of the warrants.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

Additionally, during the year ended June 30, 2021, the Company recorded $21,474 of stock-based compensation expense related to a June 1, 2019 grant of 231,635 shares of Common Stock to the Company’s former Chief Financial Officer, which vested 25% on the six month and 1 year anniversaries of the grant date. Upon Mr. Cutchens’ employment ceasing during January 2021, 115,818 unvested shares of Common Stock were forfeited resulting in the reversal of $68,003 of previously recognized stock-based compensation expense.

Furthermore, during the year ended June 30, 2021, the Company granted 500,000 restricted shares of Common Stock to its Chief Operating Officer. The restricted shares of Common Stock vest 25% on the 1 year, 2 year, 3 year, and 4 year anniversaries of the grant date. At June 30, 2021, no shares of Common Stock have vested and 500,000 shares remain unvested. During the year ended June 30, 2021, the Company recorded $9,733 of stock-based compensation expense.

During the year ended June 30, 2020, the Company issued 231,635 restricted shares of its Common Stock to the Company’s Chief Financial Officer, which were granted on June 1, 2019 (the “Grant Date”), pursuant to the terms of an employment agreement with the Company. The restricted shares of Common Stock vest 25% on the six-month, 1 year, 2 year, and 3 year anniversaries of the Grant Date. At June 30, 2020, 115,818 shares of Common Stock vested and 115,817 shares remain unvested. During the years ended June 30, 2020 and 2019, the Company recorded $133,142 and $16,464, respectively, of stock-based compensation expense related to the vested portion of this award.

Vendor Services

During the year ended June 30, 2021, the Company entered into various consulting, public relations, and marketing agreements whereby the Company issued an aggregate of 1,422,127 restricted shares of its Common Stock and has an aggregate of 281,734 restricted shares of Common Stock to be issued, for services to be performed during specified periods of time. During the year ended June 30, 2021, the Company recorded $261,067 of expense.

During the year ended June 30, 2020, there were no shares of Common Stock issued to any vendors for consulting, public relations, or marketing services.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

Conversion of Service Fees

During the year ended June 30, 2020, the Company issued 62,000 shares of Common Stock, valued at $46,500, to a former officer who provided services to the Company. During the year ended June 30, 2021, there were no shares of Common Stock issued to any former officer for services provided to the Company.

During the year ended June 30, 2020, the Company issued 294,654 shares of Common Stock to a number of related parties and strategic consultants in connection with prior services provided to the Company. The shares issued were valued at $219,517. During the year ended June 30, 2021, there were no share of Common Stock issued to any related parties and strategic consultants for prior services provided to the Company.

Conversion of Debt Securities

During the year ended June 30, 2021, $472,593 of convertible notes, including fees and interest, were converted into 20,716,750 shares of the Company’s Common Stock by accredited investors, valued at $1,596,888. During the year ended June 30, 2020, $477,763 of convertible notes, including fees and interest, were converted into 5,872,362 shares of the Company’s Common Stock by accredited investors, valued at $1,054,204.

Cancellation of Common Stock

During the year ended June 30, 2021, the Company’s Chief Executive Officer cancelled 3,352,066 of his shares of the Company’s Common Stock to partially offset the number of shares of the Company’s Common Stock issued by the conversion of $472,593 of convertible notes, including fees and interest, into 20,716,750 shares of the Company’s Common Stock by accredited investors. The fair value of the cancelled shares of Common Stock was $496,106.

Reserved Shares – Common Stock

At June 30, 2021, the convertible promissory notes entered into with accredited investors require the Company to reserve approximately 85,000,000 shares of its Common Stock for potential future conversions under such instruments.

At June 30, 2021, 7,202 shares of the Company’s Common Stock remain subject to be returned to the Company’s treasury for cancellation. Such shares were not sold as part of 8,000 shares of the Company’s Common Stock that was advanced during fiscal year 2014 under an Equity Line of Credit.

Common Stock Warrants

Exchange Agreement – Warrants Exchanged for Common Stock

During the year ended June 30, 2021, the Company entered into an Exchange Agreement with its Chief Executive Officer, Anshu Bhatnagar (“Holder”), whereby earned and issued warrants to purchase 37,390,452 shares of the Company’s Common Stock (the “Cancelled Warrants”) pursuant to the terms of that certain Transition Agreement (the “Transition Agreement”) and Warrant Agreement (the “Warrant Agreement”) each between the Company and Holder and dated as of January 11, 2019 were forfeited and exchanged for (i) 37,390,452 shares of the Company’s Common Stock (the “Shares”) and (ii) the cancellation and termination of the Transition Agreement and Warrant Agreement. The Cancelled Warrants had an exercise price of $0.50 per share and were not subject to expiration. Such Exchange Agreement is intended to make the Company’s capitalization more attractive to potential investors and to remove the uncertainty associated with any future grants of warrants under the Transition Agreement and Warrant Agreement, although there can be no assurance of any future investments on terms that are attractive to the Company, or at all. Immediately prior to the Company’s entry into the Exchange Agreement, it was determined that 5,650,708 additional warrants (the “Additional Warrants”) to purchase the Company’s Common Stock were due to and issued to the Holder in accordance with the terms and conditions of the Transition Agreement as the Transition Agreement required certain liabilities to be eliminated by the prior management team within six months of the Transition Agreement’s effective date of January 11, 2019. However, the Additional Warrants were immediately cancelled and terminated with the intention of mitigating potential liabilities arising from certain issuances of the Company’s Common Stock below the minimum price of $0.50 per share as stated within the Transition Agreement. The Shares to be issued and sold to the Holder pursuant to the Exchange Agreement were issued in reliance upon the exemption from registration under Section 4(a)(2) of the Securities Act and Rule 506 of Regulation D promulgated thereunder. For the year ended June 30, 2021, the Company recorded $153,301 of stock-based compensation expense related to the Exchange Agreement.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

Warrant Agreements – Convertible Promissory Note Warrants

Pursuant to a Securities Purchase Agreement between the Company and two accredited investors dated as of April 30, 2021, the Company sold to the Investors and the Investors acquired an aggregate of 13,988,971 warrants to acquire shares of the Company’s Common Stock. The warrants expire four years after issuance and have an exercise price of $0.20 per share, subject to adjustment hereunder. The warrants can also be exercised under a cashless basis as outlined within the Warrant Agreement. For the year ended June 30, 2021, the Company attributed an aggregate fair value of $1,753,953 to the warrants, based upon an average value of $0.37 per warrant.

Pursuant to a Securities Purchase Agreement between the Company and Evergreen Capital Management, LLC (“Investor”), dated as of April 5, 2021, the Company sold to the Investor and the Investor acquired an aggregate of 11,730,000 warrants to acquire shares of the Company’s Common Stock. The warrants expire four years after issuance and have an exercise price of $0.20 per share, subject to adjustment hereunder. The warrants can also be exercised under a cashless basis as outlined within the Warrant Agreement. For the year ended June 30, 2021, the Company attributed an aggregate fair value of $1,293,541 to the warrants, based upon an average value of $0.27 per warrant.

Warrant Agreement – Earned Warrants

Mr. Bhatnagar, the Company’s President and Chief Executive Officer, is entitled to receive warrants to acquire 4% of the outstanding fully diluted Common Stock of the Company (the “Earned Warrants”) each time the Company’s revenue increases by $1,000,000. The exercise price of the Earned Warrants is equal to $0.50 per share and he may not receive shares whereby Signing Shares and Earned Warrants exceed 80% of the fully diluted Common Stock of the Company (“Warrant Cap”).

Warrant Agreement – Accelerated Warrants

Mr. Bhatnagar, the Company’s President and Chief Executive Officer, was entitled to receive warrants to acquire 4% of the outstanding fully diluted Common Stock of the Company (“Earned Warrants”) each time the Company’s revenue increased by $1,000,000. The exercise price of the Earned Warrants was equal to $0.50 per share, and he may not receive the Earned Warrants to the extent that the number of Singing Shares (as defined in the Warrant Agreement) and Earned Warrants exceed 80% of the fully diluted Common Stock of the Company (“Warrant Cap”).

For the year ended June 30, 2020, since the Company’s revenue exceeded $30,000,000, Mr. Bhatnagar earned warrants to acquire 32,405,058 shares of the Company’s common stock under the provisions of the Warrant Agreement. At June 30, 2020, as Mr. Bhatnagar has earned the maximum number of warrants available under the provisions of the Warrant Agreement to acquire 37,390,452 shares of the Company’s Common Stock, there remains no additional shares of the Company’s Common Stock that Mr. Bhatnagar can earn.

For the year ended June 30, 2020, the Company recognized $16,202,529 of stock-based compensation expense related to the earned warrants, based upon a value of $0.50 per warrant. At June 30, 2020, there remains no additional stock-based compensation expense related to the Warrant Agreement that the Company expects to recognize.

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

Fair Value of Warrants

The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option valuation model that uses the assumptions noted in the table below. Because Black-Scholes option valuation models incorporate ranges of assumptions for inputs, those ranges are disclosed. Expected volatilities are based on the historical volatility of the Company’s stock. The Company uses historical data to estimate option exercise and when applicable employee termination within the valuation model; separate groups of employees that have similar historical exercise behavior are considered separately for valuation purposes. The expected term of options granted is derived from the output of the option valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The following range of assumptions were utilized during the years ended June 30, 2021 and 2020:

Expected volatility	618.01% - 21,779.77%
Weighted-average volatility	618.01% - 21,779.77%
Expected dividends	0%
Expected term (in years)	4.0 - 5.0
Risk-free rate	0.56% - 2.52%

The following table sets forth Common Stock purchase warrants outstanding at June 30, 2021:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2020	37,390,452	$0.50	$-
Warrants issued	25,718,971	0.20	-
Warrants exchanged	(37,390,452)	(0.50)	-
Outstanding, June 30, 2021	25,718,971	$0.20	$-

Common stock issuable upon exercise of warrants	25,718,971	$0.20	$-

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2021	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2021	Weighted Average Exercise Price
$0.20	25,718,971	3.83	$0.20	25,718,971	$0.20
	25,718,971	3.83	$0.20	25,718,971	$0.20

mPHASE TECHNOLOGIES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JUNE 30, 2021 AND 2020

NOTE 12: STOCKHOLDERS’ EQUITY (continued)

The following table sets forth Common Stock purchase warrants outstanding at June 30, 2020:

	Warrants	Weighted Average Exercise Price	Intrinsic Value
Outstanding, June 30, 2019	4,985,394	$0.50	$-
Warrants earned	32,405,058	0.50	-
Warrants forfeited	-	-	-
Outstanding, June 30, 2020	37,390,452	$0.50	$-

Common stock issuable upon exercise of warrants	37,390,452	$0.50	$-

	Common Stock Issuable Upon Exercise of Warrants Outstanding			Common Stock Issuable Upon Warrants Exercisable
Range of Exercise Prices	Number Outstanding at June 30, 2020	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at June 30, 2020	Weighted Average Exercise Price
$0.50	37,390,452	4.30	$0.50	37,390,452	$0.50
	37,390,452	4.30	$0.50	37,390,452	$0.50